                                    OMNISOURCE
                ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:


                      EFFECTIVE DATE
RATINGS AGENCY          OF RATING       RATING       BASIS OF RATING
-----------------------------------------------------------------------
Standard & Poor's        11/26/02         AA -       Financial Security
                                                     Characteristics

This supplement should be retained with the prospectus for future reference.

HV- 4491
333-60515